Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

March 24, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust (filing relates to Legg Mason Western Asset SMASh

Series M Fund, Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western

Asset SMASh Series EC Fund) (File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 16, 2011, to the Prospectus, dated February 28, 2011, for Legg Mason Western Asset SMASh Series M Fund, Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund (together, the “Funds”).

The purpose of the filing is to submit the 497(e) filing dated March 16, 2011 in XBRL for the Funds.

Please call Nancy Persechino at (202) 373-6185 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Nancy M. Persechino

Nancy M. Persechino

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC